APPROVAL OF THE INTERIM FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2023
Approval Of Interim Financial Statements
APPROVAL OF THE INTERIM FINANCIAL STATEMENTS	23. APPROVAL OF THE INTERIM FINANCIAL STATEMENTS These interim condensed consolidated financial statements were approved by the Board of Directors on December 22, 2023.